Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2015	Dec. 01, 2015	Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Citius Pharmaceuticals, Inc.
Entity Central Index Key	0001506251
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 6,640,797
Entity Common Stock, Shares Outstanding		34,701,220
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015